One American Row P.O. Box 5056 Hartford, CT 06102-5056	860-403-5000 www.nfg.com

May 2, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund C (the “Registrant”); Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File Nos. 333-239741 and 811-06130

Commissioners:

The above-referenced post-effective amendment filed on April 28, 2023, became effective May 1, 2023, pursuant to paragraph (b) of Rule 485 under the Securities Act. The Registrant certifies that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the amendment, and

(2)	The text of the amendment has been filed electronically.

If you have any questions, please call the undersigned at (860) 403-5303.

Sincerely,

/s/ Sam S.F. Caligiuri
Sam S.F. Caligiuri